Net earnings (loss) per share - Disclosure of detailed information of earnings per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Net earnings from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders	$ 85,285	$ 76,627
Net loss attributable to Osisko Gold Royalties Ltd's shareholders	$ (118,754)	$ (23,554)
Basic weighted average number of common shares outstanding (in thousands)	180,398	167,628
Dilutive effect of share options	255	0
Dilutive effect of warrants and convertible debentures	0	0
Diluted weighted average number of common shares	180,653	167,628
Net earnings per share from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders
Net earnings per share from continuing operations - Basic	$ 0.47	$ 0.46
Net earnings per share from continuing operations - Diluted	0.47	0.46
Net loss per share - Basic	(0.66)	(0.14)
Net loss per share - Diluted	$ (0.66)	$ (0.14)